Net financial expenses (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Analysis of income and expense [abstract]
Finance income	€ 23	€ 74	€ 64	€ 124
Interest expense	111	202	231	411
Interest expense on lease liabilities	22	22	45	41
Impairment loss on financial assets	2	4	28	10
Interest Expense, Employee Benefit Provisions	57	74	113	147
Finance costs	192	302	417	609
Expense From Derivative Instruments And Exchange Rate Differences, Net	68	32	97	19
Financial Expenses And Net Expenses From Derivative Financial Instruments And Exchange Rate Differences	260	334	514	628
Net financial expenses	€ 237	€ 260	€ 450	€ 504